Charter National Life Insurance Company
                         Law and Regulation Department
                             3100 Sanders Road, J5B
                              Northbrook, IL 60062

John R. Mathews                                 Direct Dial 847.402.2627
Counsel                                         Facsimile 847.402.3781

                                   May 1, 2003


BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Charter National Variable Annuity Account ("Registrant") Post-Effective Amendment No. 23 to Form N-4 Registration Statement Files Nos. 033-22925 and 811-05279
              CIK No. 0000820098
              Rule 497 Filing

Commissioners:

On behalf of Charter National Life Insurance Company ("Company") and the Registrant, we are transmitting for filing a certification pursuant to paragraph
(j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the Prospectus and Statement of Additional Information for the variable annuity contracts offered by the Company that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement. The registration statement was filed electronically with the Commission on April 30, 2003.

Please direct any question or comment to me at the number below.

Sincerely,




John Mathews
Counsel